Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0001543151
Registrant Name	Uber Technologies, Inc.
Registration File Number	333-271617
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES